UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES EC FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 23.3%
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Term Loan B (1 week USD LIBOR + 2.250%)	3.936%	4/6/24	10,106,877	$10,134,247	(a)(b)(c)

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	4.730%	5/2/22	8,359,898	8,352,056	(a)(b)(c)

Hotels, Restaurants & Leisure - 4.0%
1011778 BC. Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.230%	2/16/24	7,652,528	7,659,668	(a)(b)(c)
Aramark Services Inc., 2017 Term Loan B1 (1 mo. USD LIBOR + 2.000%)	3.980%	3/11/25	8,488,725	8,515,252	(a)(b)(c)
Aristocrat Technologies Inc., Term Loan B2 (3 mo. USD LIBOR + 2.000%)	4.359%	10/19/24	598,625	598,906	(a)(b)(c)(d)
Aristocrat Technologies Inc., Term Loan B3	3.842-4.109%	10/19/24	5,090,201	5,076,417	(a)(b)(d)
Boyd Gaming Corp., Term Loan B3 (1 week USD LIBOR + 2.500%)	4.255%	9/15/23	2,623,647	2,639,840	(a)(b)(c)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B (1 mo. USD LIBOR + 2.750%)	4.730%	12/22/24	7,538,573	7,553,379	(a)(b)(c)
Four Seasons Hotels Ltd., New First Lien Term Loan (1 mo. USD LIBOR + 2.000%)	4.186%	11/30/23	9,363,731	9,405,531	(a)(b)(c)
Golden Nugget Inc., 2017 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	4.678%	10/4/23	7,968,301	8,025,801	(a)(b)(c)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.7500%)	3.709%	10/25/23	7,020,017	7,058,058	(a)(b)(c)
Scientific Games International Inc., 2018 Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.730%	8/14/24	7,487,665	7,526,271	(a)(b)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.500%)	4.490%	6/8/23	2,690,181	$2,695,510	(a)(b)(c)
Wyndham Hotels & Resorts Inc., Term Loan B	—	3/29/25	2,370,000	2,380,615	(d)

Total Hotels, Restaurants & Leisure				69,135,248

Media - 2.9%
CBS Radio Inc., 2017 Term Loan B	4.698-6.500%	11/17/24	8,923,160	8,910,150	(a)(b)(c)
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. USD LIBOR + 2.000%)	3.990%	4/30/25	9,364,121	9,395,144	(a)(b)(c)
Numericable Group SA, USD Term Loan B12 (3 mo. USD LIBOR + 3.000%)	5.348%	1/31/26	4,356,650	4,296,746	(a)(b)(c)
Sinclair Television Group Inc., 2017 Term Loan B	—	12/12/24	3,620,000	3,624,959	(d)
Univision Communications Inc., Term Loan C5 (1 mo. USD LIBOR + 2.750%)	4.730%	3/15/24	10,516,527	10,160,869	(a)(b)(c)
UPC Financing Partnership, USD Term Loan AR (1 mo. USD LIBOR + 2.500%)	4.419%	1/15/26	10,860,000	10,842,179	(a)(b)(c)(d)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. USD LIBOR + 2.500%)	4.419%	4/15/25	3,208,000	3,194,186	(a)(b)(c)

Total Media				50,424,233

Specialty Retail - 1.1%
Academy Ltd., 2015 Term Loan B	5.907-6.107%	7/1/22	2,927,975	2,329,570	(a)(b)(c)
CWGS Group LLC, 2016 Term Loan (1 mo. USD LIBOR + 3.000%)	4.673-4.730%	11/8/23	1,408,403	1,408,227	(a)(b)(c)
Michaels Stores Inc., 2018 Term Loan B (1 mo. USD LIBOR + 2.500%)	4.418-4.476%	1/28/23	3,877,409	3,874,985	(a)(b)(c)(d)
Party City Holdings Inc., 2018 Term Loan B (3 mo. USD LIBOR + 2.750%)	4.740-5.280%	8/19/22	6,383,978	6,417,890	(a)(b)(c)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	4.920%	3/11/22	6,591,364	5,162,449	(a)(b)(c)

Total Specialty Retail				19,193,121

TOTAL CONSUMER DISCRETIONARY				157,238,905

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.3%
Albertson’s LLC, USD 2017 Term Loan B4 (1 mo. USD LIBOR + 2.750%)	4.730%	8/25/21	3,405,382	$3,375,054	(a)(b)(c)
Albertson’s LLC, USD 2017 Term Loan B6 (3 mo. USD LIBOR + 3.000%)	5.319%	6/22/23	2,316,640	2,292,025	(a)(b)(c)

Total Food & Staples Retailing				5,667,079

Food Products - 0.5%
Post Holdings Inc., 2017 Term Loan B6 (1 mo. USD LIBOR + 2.000%)	3.970%	5/17/24	7,845,409	7,866,529	(a)(b)(c)

TOTAL CONSUMER STAPLES				13,533,608

FINANCIALS - 0.1%
Capital Markets - 0.1%
RPI Finance Trust, Term Loan B6 (3 mo. USD LIBOR + 2.000%)	4.302%	3/27/23	1,671,559	1,677,697	(a)(b)(c)

HEALTH CARE - 2.7%
Health Care Providers & Services - 1.4%
Air Medical Group Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	5.172%	4/28/22	1,825,674	1,826,308	(a)(b)(c)
HCA Inc., Term Loan B10 (1 mo. USD LIBOR + 2.000%)	3.980%	3/13/25	4,914,621	4,957,009	(a)(b)(c)(d)
Jaguar Holding Co. II, 2018 Term Loan	4.480-4.802%	8/18/22	7,676,710	7,680,909	(a)(b)(c)(d)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. USD LIBOR + 2.750%)	5.052%	6/7/23	9,321,362	9,353,819	(a)(b)(c)

Total Health Care Providers & Services				23,818,045

Health Care Technology - 0.5%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 mo. USD LIBOR + 2.750%)	4.730%	3/1/24	9,358,762	9,365,444	(a)(b)(c)

Life Sciences Tools & Services - 0.1%
Parexel International Corp., State Term Loan (1 mo. USD LIBOR + 2.750%)	4.730%	8/11/24	2,578,868	2,578,868	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.7%
Catalent Pharma Solutions Inc., USD Term Loan B (1 mo. USD LIBOR + 2.250%)	4.230%	5/20/24	4,709,227	$4,732,405	(a)(b)(c)
Valeant Pharmaceuticals International Inc., Term Loan B Series F4 (1 mo. USD LIBOR + 3.500%)	5.420%	4/1/22	6,758,309	6,782,599	(a)(b)(c)(d)

Total Pharmaceuticals				11,515,004

TOTAL HEALTH CARE				47,277,361

INDUSTRIALS - 3.3%
Air Freight & Logistics - 1.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	3.948%	3/21/22	8,969,812	8,997,843	(a)(b)(c)
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (3 mo. USD LIBOR + 2.000%)	3.948%	1/15/25	8,969,812	8,900,502	(a)(b)(c)(d)
XPO Logistics Inc., 2018 Term Loan B (1 mo. USD LIBOR +2.000%)	3.961%	2/24/25	7,115,835	7,141,310	(a)(b)(c)

Total Air Freight & Logistics				25,039,655

Building Products - 0.3%
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	4.730%	11/15/23	5,699,535	5,711,014	(a)(b)(c)

Commercial Services & Supplies - 0.5%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.000%)	4.935%	12/18/20	959,670	966,193	(a)(b)(c)
ServiceMaster Co. LLC, Tranche C Term Loan (1 mo. USD LIBOR + 2.500%)	4.476%	11/2/23	4,728,031	4,757,580	(a)(b)(c)
Wrangler Buyer LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.730%	9/27/24	3,541,125	3,551,083	(a)(b)(c)(d)

Total Commercial Services & Supplies				9,274,856

Electrical Equipment - 0.0%
Generac Power Systems Inc., 2017-2 Term Loan (3 mo. USD LIBOR + 2.000%)	4.308%	5/31/23	112,000	112,245	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - 0.1%
Commercial Barge Line Co., 2015 First Lien Term Loan (1 mo. USD LIBOR + 8.750%)	10.730%	11/12/20	1,488,220	$1,063,811	(a)(b)(c)

Professional Services - 0.5%
Trans Union LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	3.980%	4/9/23	8,413,394	8,414,269	(a)(b)(c)

Trading Companies & Distributors - 0.4%
Beacon Roofing Supply Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.178%	1/2/25	7,101,675	7,114,991	(a)(b)(c)

Transportation Infrastructure - 0.1%
Flying Fortress Holdings Inc., 2017 Term Loan (3 mo. USD LIBOR + 1.750%)	4.052%	10/30/22	1,200,000	1,208,875	(a)(b)(c)

TOTAL INDUSTRIALS				57,939,716

INFORMATION TECHNOLOGY - 2.2%
Internet Software & Services - 0.1%
Ancestry.com Operations Inc., 2017 First Lien Term Loan (1 mo. USD LIBOR + 3.250%)	5.230%	10/19/23	1,572,000	1,576,585	(a)(b)(c)

IT Services - 0.5%
First Data Corp., 2022 USD Term Loan (1 mo. USD LIBOR + 2.000%)	3.965%	7/8/22	973,390	974,120	(a)(b)(c)
First Data Corp., 2024 USD Term Loan (1 mo. USD LIBOR + 2.000%)	3.965%	4/26/24	8,364,410	8,368,032	(a)(b)(c)

Total IT Services				9,342,152

Semiconductors & Semiconductor Equipment - 0.6%
Micron Technology Inc., Term Loan (1mo. USD LIBOR + 1.750%)	3.740%	4/26/22	2,337,978	2,355,878	(a)(b)(c)(d)
ON Semiconductor Corp., 2017 First Lien Term Loan (1 mo. USD LIBOR + 2.000%)	3.980%	3/31/23	7,080,822	7,109,584	(a)(b)(c)(d)

Total Semiconductors & Semiconductor Equipment				9,465,462

Software - 0.6%
Dell Inc., 2017 First Lien Term Loan (1 mo. USD LIBOR + 2.000%)	3.990%	9/7/23	9,853,692	9,856,333	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp., 2017 Term Loan B3 (3 mo. USD LIBOR + 1.750%)	3.709%	4/29/23	7,568,674	$7,599,418	(a)(b)(c)(d)

TOTAL INFORMATION TECHNOLOGY				37,839,950

MATERIALS - 1.5%
Construction Materials - 1.0%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.000%)	3.980%	10/31/23	7,560,362	7,540,675	(a)(b)(c)
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	3.929-3.929%	10/1/22	7,295,564	7,324,630	(a)(b)(c)
Berry Global Inc., Term Loan R (1 mo. USD LIBOR + 2.000%)	3.929%	1/19/24	2,069,100	2,080,739	(a)(b)(c)

Total Construction Materials				16,946,044

Containers & Packaging - 0.5%
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. USD LIBOR + 2.750%)	4.730%	2/5/23	8,467,123	8,499,357	(a)(b)(c)

TOTAL MATERIALS				25,445,401

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.9%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 week USD LIBOR + 2.000%)	3.754%	4/25/23	8,437,814	8,448,361	(a)(b)(c)(d)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.961%	12/15/24	6,560,000	6,570,765	(a)(b)(c)

Total Equity Real Estate Investment Trusts (REITs)				15,019,126

Real Estate Management & Development - 0.9%
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.230%	4/18/24	7,511,209	7,526,855	(a)(b)(c)(d)
Realogy Corp., 2018 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.179%	2/8/25	8,214,685	8,269,107	(a)(b)(c)

Total Real Estate Management & Development				15,795,962

TOTAL REAL ESTATE				30,815,088

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
CenturyLink Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.750%)	4.730%	1/31/25	1,024,662	1,013,318	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.211%	2/22/24	9,359,000	$9,381,668	(a)(b)(c)
Unitymedia Finance LLC, USD Term Loan D (1 mo. USD LIBOR + 2.250%)	4.169%	1/15/26	2,020,000	2,022,105	(a)(b)(c)
UnityMedia Hessen Gmbh & Co. KG, Term Loan B (1 mo. USD LIBOR + 2.250%)	4.169%	9/30/25	5,840,000	5,844,561	(a)(b)(c)
Virgin Media Bristol LLC, 2017 USD Term Loan (1 mo. USD LIBOR + 2.500%)	4.419%	1/15/26	5,684,101	5,676,109	(a)(b)(c)(d)

Total Diversified Telecommunication Services				23,937,761

Wireless Telecommunication Services - 0.4%
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. USD LIBOR + 2.250%)	4.169%	7/17/25	1,949,063	1,943,196	(a)(b)(c)
Sprint Communications, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.500%)	4.500%	2/2/24	5,509,350	5,516,237	(a)(b)(c)

Total Wireless Telecommunication Services				7,459,433

TOTAL TELECOMMUNICATION SERVICES				31,397,194

TOTAL SENIOR LOANS (Cost - $406,225,480)				403,164,920

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 20.0%
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.667%	4/10/49	5,046,916	3,103,552	(c)
Banc of America Funding Corp., 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.178%	5/26/37	10,130,234	8,880,021	(c)(f)
Banc of America Funding Corp., 2015-R2 09A2	2.396%	3/27/36	17,533,734	15,011,831	(c)(f)
Banc of America Funding Corp., 2015-R3 1A2	2.087%	3/27/36	28,806,631	21,061,853	(c)(f)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.832%	8/10/45	20,505,513	15,470,794	(c)(f)
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	2.057%	11/26/36	15,135,899	14,588,871	(c)(f)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	2.108%	1/26/36	26,650,000	24,009,246	(c)(f)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	346,181	178,283	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Commercial Mortgage Pass-Through Certificates, 2013-CR7 XA, IO	1.199%	3/10/46	13,902,360	$633,708	(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR20 B	4.239%	11/10/47	720,000	727,710	(c)
Countrywide Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.140%	6/25/47	6,901,594	5,843,947	(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.387%	6/15/38	65,250	41,036	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,684,447	2,194,490
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,853,036	1,800,176	(c)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	2.097%	6/27/46	2,439,704	2,423,739	(c)(f)
Credit Suisse Mortgage Trust, 2014-11R 15A2 (6 mo. USD LIBOR + 2.000%)	3.570%	1/27/36	4,263,562	3,821,001	(c)(f)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,130,000	1,015,843	(f)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	928,248	(f)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. LIBOR + 5.620%)	7.539%	7/15/32	16,100,000	16,058,269	(c)(f)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2 IO	8.241%	4/15/36	4,422,002	1,113,173	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certifictes, K503 X1 IO	0.509%	8/25/19	59,139,345	171,179	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certifictes, K712 X1 IO	1.333%	11/25/19	29,378,389	424,638	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	6.560%	12/25/42	2,610,000	$2,781,995	(c)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.689%	4/25/43	27,900,000	29,030,352	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.689%	4/25/43	18,020,000	19,874,636	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 2M2 (1 mo. USD LIBOR + 5.000%)	6.960%	7/25/25	775,608	863,146	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.210%	1/25/29	14,280,000	16,197,690	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.810%	10/25/29	16,410,000	18,135,280	(c)(f)
GE Capital Commercial Mortgage Corp. , 2007-C1 AJ	5.677%	12/10/49	3,970,000	1,333,672	(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	412,597	382,701	(c)
Government National Mortgage Association (GNMA), 2014-157, IO	0.656%	5/16/55	14,125,997	655,049	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	2.507%	11/26/37	15,882,574	13,764,204	(c)(f)
Impac Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.230%	11/25/36	21,438,638	14,950,792	(c)
JPMBB Commercial Mortgage Securities Trust , 2014-C25 C	4.445%	11/15/47	3,940,000	3,901,723	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	4,830,000	3,537,009

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	6,310,000	$6,355,180
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	2,507,403	2,092,783	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.817%	2/12/49	2,820,030	2,145,676	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	5.970%	2/15/51	75,983	74,617	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	16,170,000	2,761,660	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	1,848,052	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. LIBOR + 6.225%)	8.143%	10/15/19	1,200,000	1,206,956	(c)(f)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. LIBOR + 7.218%)	9.145%	9/15/20	3,957,901	3,958,435	(c)(f)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. LIBOR + 6.900%)	8.819%	9/15/28	5,545,947	5,599,762	(c)(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2,334,869	1,786,792	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,020,370	780,852	(c)(f)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.101%	9/12/49	1,113,746	881,749	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C14 F	3.710%	2/15/47	8,480,000	5,214,352	(f)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	882,651	669,664
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	481,796	482,088

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Morgan Stanley Re-remic Trust, 2015-R6 1B (1 mo. USD LIBOR + 0.260%)	2.417%	7/26/45	6,805,669		$4,425,558	(c)(f)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,732,535		1,261,347	(f)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	2.482%	12/26/37	20,218,552		18,400,015	(c)(f)
Residential Accredit Loans Inc., 2005-QS6 A4 (-3.290% x 1 mo. USD LIBOR + 23.000%)	16.561%	5/25/35	1,866,213		2,235,722	(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.510%	5/25/37	10,199,644		7,778,073	(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000x 1 mo. USD LIBOR + 7.100%)	5.140%	7/25/36	19,723,801		4,200,428	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000		1,000,681
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.907%	9/15/57	4,390,000		3,529,656	(c)(f)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000		1,290,073
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000		1,566,048	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $336,277,296)					346,456,076

SOVEREIGN BONDS - 19.1%
Argentina - 1.8%
Provincia de Buenos Aires	6.500%	2/15/23	2,650,000		2,553,937	(f)
Provincia de Buenos Aires	7.875%	6/15/27	2,280,000		2,170,127	(f)
Republic of Argentina	18.200%	10/3/21	183,730,000	ARS	6,721,512
Republic of Argentina, Bonds	21.200%	9/19/18	3,003,000	ARS	116,284
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	33.206%	6/21/20	19,550,000	ARS	818,814	(c)
Republic of Argentina, Senior Bonds	5.625%	1/26/22	14,490,000		13,910,400
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,020,000		1,007,005

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Republic of Argentina, Senior Notes	4.625%	1/11/23	2,590,000		$2,357,224
Republic of Argentina, Senior Notes	5.875%	1/11/28	790,000		693,225
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,130,000		1,002,875

Total Argentina					31,351,403

Brazil - 4.4%
Federative Republic of Brazil, Notes	10.000%	1/1/21	43,155,000	BRL	11,883,015
Federative Republic of Brazil, Notes	10.000%	1/1/23	209,178,000	BRL	55,548,390
Federative Republic of Brazil, Notes	10.000%	1/1/27	12,258,000	BRL	3,071,842
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	3,180,000		2,833,380
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,910,000		3,176,875

Total Brazil					76,513,502

China - 1.2%
China Government Bond, Senior Bonds	3.390%	5/21/25	140,000,000	CNH	20,993,831	(g)

Colombia - 0.0%
Republic of Colombia, Senior Notes	5.625%	2/26/44	500,000		527,500

Ecuador - 0.2%
Republic of Ecuador, Senior Notes	7.875%	1/23/28	4,670,000		4,127,112	(f)

Egypt - 0.1%
Arab Republic of Egypt, Senior Bonds	5.577%	2/21/23	1,190,000		1,178,030	(f)

Indonesia - 0.1%
Republic of Indonesia, Senior Notes	3.750%	4/25/22	1,000,000		993,625	(g)

Kenya - 0.4%
Republic of Kenya, Senior Notes	6.875%	6/24/24	4,260,000		4,322,716	(g)
Republic of Kenya, Senior Notes	7.250%	2/28/28	2,910,000		2,933,818	(f)

Total Kenya					7,256,534

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 6.4%
United Mexican States, Senior Bonds	8.000%	6/11/20	10,431,100	MXN	$527,014
United Mexican States, Senior Bonds	6.500%	6/9/22	203,825,000	MXN	9,770,691
United Mexican States, Senior Bonds	10.000%	12/5/24	352,420,000	MXN	19,693,635
United Mexican States, Senior Bonds	7.750%	11/13/42	195,291,500	MXN	9,604,163
United Mexican States, Senior Bonds	8.000%	11/7/47	1,278,460,000	MXN	64,558,203
United Mexican States, Senior Notes	3.600%	1/30/25	3,310,000		3,202,425
United Mexican States, Senior Notes	4.750%	3/8/44	3,380,000		3,133,260

Total Mexico					110,489,391

Nigeria - 0.3%
Republic of Nigeria, Senior Notes	7.143%	2/23/30	4,970,000		4,991,818	(f)

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	510,000		641,325
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,520,000		2,910,600

Total Peru					3,551,925

Russia - 4.0%
Russian Federal Bond, Bonds	7.000%	1/25/23	746,890,000	RUB	12,068,194
Russian Federal Bond, Bonds	7.000%	8/16/23	992,840,000	RUB	16,075,838
Russian Federal Bond, Bonds	7.750%	9/16/26	659,350,000	RUB	10,920,390
Russian Federal Bond, Bonds	8.150%	2/3/27	613,510,000	RUB	10,392,145
Russian Federal Bonds	7.050%	1/19/28	1,249,561,000	RUB	19,781,026

Total Russia					69,237,593

TOTAL SOVEREIGN BONDS (Cost - $379,529,427)					331,212,264

CORPORATE BONDS & NOTES - 13.9%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.4%
Goodyear Tire & Rubber Co.	5.000%	5/31/26	870,000		827,587
ZF North America Capital Inc.	4.750%	4/29/25	5,558,000		5,608,300	(f)

Total Auto Components					6,435,887

Automobiles - 0.1%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000		2,825,340

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance, Inc., Secured Notes	5.000%	10/15/25	420,000	$400,050	(f)
GLP Capital LP/GLP Financing II Inc., Senior Notes	4.875%	11/1/20	3,457,000	3,517,497
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	600,000	596,841
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,760,000	1,689,600
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,469,000	1,472,673	(f)

Total Hotels, Restaurants & Leisure				7,676,661

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,468,475

Internet & Direct Marketing Retail - 0.2%
Netflix Inc., Senior Notes	5.875%	2/15/25	3,345,000	3,449,866

Media - 1.2%
Altice France SA, Senior Notes	6.000%	5/15/22	2,310,000	2,304,225	(f)
Altice France SA, Senior Notes	6.250%	5/15/24	350,000	340,813	(f)
Altice France SA, Senior Notes	7.375%	5/1/26	6,910,000	6,745,887	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,460,000	1,370,575	(f)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	653,961
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	102,103
DISH DBS Corp., Senior Notes	6.750%	6/1/21	710,000	711,775
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,110,000	1,045,342
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,270,000	3,564,169
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	3,000,000	3,052,500	(f)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	680,000	646,850	(f)

Total Media				20,538,200

TOTAL CONSUMER DISCRETIONARY				42,394,429

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.9%
Beverages - 0.5%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	$4,219,356
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	308,200
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,635,006
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	1,955,250	(f)

Total Beverages				8,117,812

Food Products - 0.4%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	4,829,097	(f)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	1,800,000	1,777,500	(f)

Total Food Products				6,606,597

TOTAL CONSUMER STAPLES				14,724,409

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	1,790,000	1,785,525
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	230,000	233,450
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	380,000	359,100
Chesapeake Energy Corp., Senior Secured Notes	8.000%	12/15/22	144,000	152,820	(f)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,650,000	1,650,609	(f)
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	31,917
Enterprise Products Operating LLC, Senior Notes (3 mo. USD LIBOR + 3.708%)	6.066%	8/1/66	310,000	311,162	(c)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	9.375%	5/1/24	1,400,000	1,106,420	(f)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	600,000	436,500	(f)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	$501,012	(f)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,912,842	(f)
Kinder Morgan Inc., Medium-Term Notes	5.000%	2/15/21	10,000	10,363	(f)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	373,934
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,861,425
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,772,026
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	928,000	944,240
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	57,230,000	51,306,695
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,250,000	1,161,875
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	972,650
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,744,743
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	276,507
QEP Resources Inc., Senior Notes	6.875%	3/1/21	430,000	457,950
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	567,000
Range Resources Corp., Senior Notes	5.000%	3/15/23	920,000	897,000
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,180,000	1,115,100
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,398,806
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	750,000	766,875
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	1,750,000	1,793,750	(f)
Williams Cos Inc., Debentures	7.500%	1/15/31	152,000	183,808
Williams Cos Inc., Senior Notes	4.550%	6/24/24	230,000	232,013
Williams Cos Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,104,500
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	63,300
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	364,800

TOTAL ENERGY				83,850,717

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 1.3%
Banks - 0.2%
CIT Group Inc., Senior Notes	5.375%	5/15/20	130,000	$134,225
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,700,706
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	718,875

Total Banks				3,553,806

Consumer Finance - 0.4%
Ally Financial Inc., Senior Notes	3.500%	1/27/19	1,460,000	1,463,650
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,615,000
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	170,000	181,220
Navient Corp., Senior Notes	4.875%	6/17/19	2,000,000	2,022,900

Total Consumer Finance				7,282,770

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	2,780,000	2,856,496
DAE Funding LLC, Senior Notes	4.500%	8/1/22	1,078,000	1,032,185	(f)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	1,030,000	973,350	(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	710,000	702,900	(f)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,050,000	3,984,187	(f)

Total Diversified Financial Services				9,549,118

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,961,400	(f)

TOTAL FINANCIALS				22,347,094

HEALTH CARE - 1.9%
Health Care Providers & Services - 1.4%
Centene Corp., Senior Notes	5.625%	2/15/21	1,280,000	1,317,389
Centene Corp., Senior Notes	4.750%	5/15/22	2,460,000	2,496,900
Centene Corp., Senior Notes	6.125%	2/15/24	2,630,000	2,771,362
Centene Corp., Senior Notes	4.750%	1/15/25	1,280,000	1,275,200
DaVita Inc., Senior Notes	5.000%	5/1/25	200,000	190,060
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	1,297,179	(f)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,256,120	(f)
HCA Inc., Debentures	7.500%	11/15/95	10,000	9,875
HCA Inc., Senior Bonds	5.375%	2/1/25	210,000	206,850
HCA Inc., Senior Notes	7.500%	2/15/22	390,000	427,050

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Notes	5.875%	5/1/23	850,000	$886,125
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	90,000	85,500
HCA Inc., Senior Secured Notes	5.875%	3/15/22	1,750,000	1,844,062
HCA Inc., Senior Secured Notes	5.000%	3/15/24	370,000	373,589
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	89,888
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	2,561,900
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	1,730,000	1,819,008	(f)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	760,000	798,000

Total Health Care Providers & Services				23,706,057

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	2,250,000	2,300,625	(f)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	220,000	205,887	(f)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	480,000	455,400	(f)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	3/15/24	2,330,000	2,449,413	(f)
Valeant Pharmaceuticals International Inc., Senior Notes	9.000%	12/15/25	2,230,000	2,341,500	(f)
Valeant Pharmaceuticals International Inc., Senior Notes	9.250%	4/1/26	990,000	1,041,609	(f)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	8.500%	1/31/27	730,000	745,056	(f)

Total Pharmaceuticals				9,539,490

TOTAL HEALTH CARE				33,245,547

INDUSTRIALS - 0.5%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	48,991	54,322

Commercial Services & Supplies - 0.3%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	670,000	673,350	(f)
Toll Brothers Finance Corp.	4.375%	4/15/23	1,850,000	1,829,187

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	130,000	$134,388
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	1,805,000	1,834,331
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	570,000	536,712

Total Commercial Services & Supplies				5,007,968

Trading Companies & Distributors - 0.2%
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	1,280,000	1,184,000	(f)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,850,000	1,907,001

Total Trading Companies & Distributors				3,091,001

TOTAL INDUSTRIALS				8,153,291

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.3%
First Data Corp., Senior Notes	7.000%	12/1/23	210,000	220,542	(f)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	4,450,000	4,462,238	(f)

Total IT Services				4,682,780

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC
Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,224,189	(f)

TOTAL INFORMATION TECHNOLOGY				7,906,969

MATERIALS - 0.9%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,137,006	(f)

Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	4.625%	5/15/23	1,490,000	1,485,828	(f)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	894,075	(f)
Graphic Packaging International Inc., Senior Notes	4.875%	11/15/22	960,000	967,200

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,000,000	$1,105,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,269,037	(f)

Total Containers & Packaging				5,721,140

Metals & Mining - 0.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	5,065,000	5,382,576	(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	504,430
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,850,000	3,211,950

Total Metals & Mining				9,098,956

TOTAL MATERIALS				15,957,102

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	120,000	121,950
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,920,000	1,917,600	(f)

Total Diversified Telecommunication Services				2,039,550

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,784,367
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	207,000	(f)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	290,000	312,838
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,571,625	(f)
Sprint Corp., Senior Notes	7.250%	9/15/21	2,387,000	2,476,513
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	589,120
Sprint Corp., Senior Notes	7.625%	2/15/25	3,363,000	3,472,297

Total Wireless Telecommunication Services				10,413,760

TOTAL TELECOMMUNICATION SERVICES				12,453,310

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp. , Senior Notes	5.500%	4/15/25	28,000	28,420

TOTAL CORPORATE BONDS & NOTES (Cost - $242,523,930)				241,061,288

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 6.6%
Ameriquest Mortgage Securities Inc., 2004-R7 M3 (1 mo. USD LIBOR + 1.020%)	2.980%	8/25/34	1,942,083	$1,947,477	(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.360%	7/25/36	29,550,000	27,410,719	(c)(f)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.460%	10/25/37	8,350,000	8,606,550	(c)(f)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	2.110%	8/25/36	18,376,422	9,728,974	(c)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	8,867,240	9,113,539
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	2.860%	1/25/35	4,725,750	4,466,138	(c)(f)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	2.200%	5/25/37	25,250,000	21,270,436	(c)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.688%	4/15/29	2,000,000	2,011,802	(c)(f)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.171%	1/22/35	21,647,891	22,051,301	(c)(f)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.310%	8/25/36	8,810,000	8,658,641	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $110,569,530)				115,265,577

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.0%
U.S. Government Agencies - 0.6%
Federal National Mortgage Association (FNMA)	1.875%	9/18/18	10,000,000	9,995,500

U.S. Government Obligations - 2.4%
U.S. Treasury Bonds	3.750%	11/15/43	36,910,000	42,008,194
U.S. Treasury Notes	1.875%	4/30/22	30,000	29,175
U.S. Treasury Notes	2.250%	11/15/25	760,000	732,494

Total U.S. Government Obligations				42,769,863

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $51,490,466)				52,765,363

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.5%
Exchange-Traded Purchased Options - 0.0%
Euro-Bund Futures, Call @ 197.00EUR		8/24/18	10,000	10,000,000	$116,905
U.S. Treasury 2-Year Notes Futures, Put @ $104.63		8/24/18	2,400	4,800,000	0
U.S. Treasury 2-Year Notes Futures, Put @ $104.75		8/24/18	600	1,200,000	0
U.S. Treasury 2-Year Notes Futures, Put @ $104.88		8/24/18	100	200,000	1,563
U.S. Treasury 2-Year Notes Futures, Put @ $105.00		8/24/18	260	520,000	4,063
U.S. Treasury 5-Year Notes Futures, Put @ $106.00		8/24/18	500	500,000	3,906
U.S. Treasury 5-Year Notes Futures, Put @ $106.50		8/24/18	10,000	10,000,000	78,130
U.S. Treasury 10-Year Notes Futures, Put @ $112.00		8/24/18	9,500	9,500,000	296,875
U.S. Treasury Long-Term Bonds Futures, Call @ $176.00		8/24/18	500	500,000	7,812

Total Exchange-Traded Purchased Options					509,254

	COUNTERPARTY
OTC Purchased Options - 0.5%
U.S. Dollar/CAD, Put @ 1.31CAD	Citibank N.A.	8/15/18	121,570,000	121,570,000	1,143,222
U.S. Dollar/Euro, Call @ $1.17	Citibank N.A.	8/15/18	119,670,000	119,670,000	1,617,043
U.S. Dollar/Euro, Call @ $1.21	Citibank N.A.	7/25/18	101,370,000	101,370,000	3,504,380
U.S. Dollar/Mexican Peso, Call @ 19.36MXN	Citibank N.A.	8/16/18	134,790,000	134,790,000	1,504,230

Total OTC Purchased Options					7,768,875

TOTAL PURCHASED OPTIONS (Cost - $5,304,489)					8,278,129

		RATE		SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)		8.128%		32,991	861,395	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE		SHARES	VALUE
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%		1,228,530	$12,285	*(h)(i)

TOTAL PREFERRED STOCKS (Cost - $912,237)				873,680

COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $20,926)			2,559	11,951	*(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,532,853,781)				1,499,089,248

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 9.8%
U.S. Government Agencies - 2.3%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $39,977,200)	1.708%	6/13/18	40,000,000	39,975,880	(j)

			SHARES
Overnight Deposits - 7.5%
BNY Mellon Cash Reserve Fund (Cost - $130,300,483)	0.550%		130,300,483	130,300,483

TOTAL SHORT-TERM INVESTMENTS (Cost - $170,277,683)				170,276,363

TOTAL INVESTMENTS - 96.3% (Cost - $1,703,131,464)				1,669,365,611
Other Assets in Excess of Liabilities - 3.7%				63,996,159

TOTAL NET ASSETS - 100.0%				$1,733,361,770

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this loan is unfunded as of May 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateral Loan Obligation
CNH	— Chinese Offshore Yuan
EUR	— Euro
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

Schedule of Written Options

OTC Written Options

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/Euro, Call	Barclays Bank PLC	8/27/18	$1.15		119,760,000	$119,760,000	$875,554
U.S. Dollar/Euro, Put	Citibank N.A.	7/24/18	1.25		101,370,000	101,370,000	21,311
U.S. Dollar/Mexican Peso, Call	Bank of America N.A.	7/5/18	21.70	MXN	19,260,000	19,260,000	52,495

Total OTC Written Options (Premiums received - $ 1,934,554)							$949,360

At May 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (depreciation)
Contracts to Buy:
Euro BTP	606	6/18	$91,339,907	$89,412,755	$(1,927,152)
Euro-Bobl	252	6/18	38,369,136	39,043,418	674,282
Euro-Bund	27	6/18	5,109,687	5,117,844	8,157
U.S. Treasury 2-Year Notes	3,361	9/18	710,230,063	713,319,751	3,089,688
U.S. Treasury 5-Year Notes	10,464	9/18	1,186,074,186	1,191,751,552	5,677,366
U.S. Treasury 10-Year Notes	9,447	9/18	1,132,207,906	1,137,773,062	5,565,156
U.S. Treasury Ultra Long-Term Bonds	2,516	9/18	388,634,648	401,302,000	12,667,352

					25,754,849

Contracts to Sell:
90-Day Eurodollar	3,668	6/18	1,075,390,564	1,075,395,709	(5,145)
Euro	472	6/18	73,274,460	69,032,950	4,241,510
Euro-Bund	4,075	9/18	774,883,749	772,129,468	2,754,281
Euro-Buxl	181	6/18	34,720,882	36,132,483	(1,411,601)
Japanese 10-Year Bonds	98	6/18	135,749,796	136,002,758	(252,962)
U.S. Treasury Long-Term Bonds	1,881	9/18	270,293,664	272,980,125	(2,686,461)

					2,639,622

Net unrealized appreciation on open futures contracts					$28,394,471

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

At May 31, 2018, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
ARS	273,160,000	USD	12,930,651	Bank of America N.A.	7/5/18	$(2,380,678)
USD	4,270,692	MXN	84,880,000	Bank of America N.A.	7/9/18	44,540
MXN	84,880,000	USD	4,272,035	Barclays Bank PLC	7/9/18	(45,884)
CAD	322,622,830	USD	256,685,467	Barclays Bank PLC	7/19/18	(7,550,904)
EUR	84,594,002	USD	105,109,316	Barclays Bank PLC	7/19/18	(5,827,719)
GBP	40,000	USD	57,155	Barclays Bank PLC	7/19/18	(3,847)
IDR	638,655,130,000	USD	45,999,361	Barclays Bank PLC	7/19/18	(310,393)
RUB	2,298,438,621	USD	36,673,155	Barclays Bank PLC	7/19/18	(60,550)
USD	78,483,367	CNY	497,820,000	Barclays Bank PLC	7/19/18	858,038
USD	3,290,882	EUR	2,800,000	Barclays Bank PLC	7/19/18	4,733
USD	2,044,048	MXN	40,000,000	Barclays Bank PLC	7/19/18	55,948
USD	17,402,792	MXN	317,848,078	Barclays Bank PLC	7/19/18	1,604,946
BRL	82,580,000	USD	22,503,337	Citibank N.A.	7/19/18	(433,221)
BRL	211,952,700	USD	62,030,700	Citibank N.A.	7/19/18	(5,384,775)
EUR	9,899,069,720	JPY	89,706,114	Citibank N.A.	7/19/18	1,931,295
EUR	6,000,000	USD	7,355,340	Citibank N.A.	7/19/18	(313,593)
EUR	6,000,000	USD	7,108,560	Citibank N.A.	7/19/18	(66,813)
JPY	44,517,424	EUR	38,080,000	Citibank N.A.	7/19/18	92,374
JPY	13,650,000,000	USD	125,571,627	Citibank N.A.	7/19/18	343,587
MXN	2,879,576,932	USD	155,327,040	Citibank N.A.	7/19/18	(12,204,849)
RUB	155,086,559	USD	2,501,800	Citibank N.A.	7/19/18	(31,374)
USD	45,177,477	AUD	58,250,000	Citibank N.A.	7/19/18	1,110,620
USD	77,603,261	CNH	491,120,000	Citibank N.A.	7/19/18	1,171,987
USD	119,233	EUR	100,000	Citibank N.A.	7/19/18	1,871
USD	936,569	EUR	800,000	Citibank N.A.	7/19/18	(2,331)
USD	1,420,410	EUR	1,200,000	Citibank N.A.	7/19/18	12,061
USD	1,810,178	EUR	1,500,000	Citibank N.A.	7/19/18	49,741
USD	2,620,970	EUR	2,200,000	Citibank N.A.	7/19/18	38,996
USD	4,496,483	EUR	3,800,000	Citibank N.A.	7/19/18	36,710
USD	5,797,050	EUR	5,000,000	Citibank N.A.	7/19/18	(71,073)
USD	6,445,780	EUR	5,500,000	Citibank N.A.	7/19/18	(9,155)
USD	10,528,380	EUR	9,000,000	Citibank N.A.	7/19/18	(34,241)
USD	85,872,163	EUR	71,486,861	Citibank N.A.	7/19/18	1,973,427
USD	89,377,907	EUR	73,387,805	Citibank N.A.	7/19/18	3,248,178
USD	135,581,370	JPY	14,477,853,177	Citibank N.A.	7/19/18	2,029,576
USD	108,654	MXN	2,000,000	Citibank N.A.	7/19/18	9,249
USD	4,509,122	MXN	85,000,000	Citibank N.A.	7/19/18	284,409
ZAR	284,980,000	USD	22,522,548	Citibank N.A.	7/19/18	(284,854)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
MXN	414,890,000	USD	21,971,033	Goldman Sachs Group Inc.	7/19/18	$(1,349,960)
MXN	495,000,000	USD	24,742,577	Goldman Sachs Group Inc.	7/19/18	(139,837)
MXN	550,000,000	USD	28,820,392	Goldman Sachs Group Inc.	7/19/18	(1,484,013)
USD	1,506,151	MXN	30,000,000	Goldman Sachs Group Inc.	7/19/18	15,076
INR	3,944,830,000	USD	60,097,959	JPMorgan Chase & Co.	7/19/18	(1,964,411)
RUB	367,221,930	USD	5,894,886	JPMorgan Chase & Co.	7/19/18	(45,284)
USD	69,518,437	PHP	3,638,595,000	JPMorgan Chase & Co.	7/19/18	444,066
USD	4,040,698	MXN	80,000,000	Barclays Bank PLC	7/24/18	64,497
RUB	1,239,260,000	USD	20,000,742	Citibank N.A.	7/24/18	(260,151)
CAD	46,130,000	USD	35,929,170	Citibank N.A.	8/16/18	(287,661)
EUR	29,917,500	USD	35,698,459	Citibank N.A.	8/17/18	(511,458)
USD	45,019,613	MXN	899,780,000	Citibank N.A.	8/20/18	529,761
USD	30,436,786	EUR	25,927,700	Barclays Bank PLC	8/29/18	(88,154)
EUR	25,927,700	USD	30,448,583	Citibank N.A.	8/29/18	76,357

Total						$(25,115,140)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

At May 31, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
6,858,660,000	MXN	4/5/21	28-Day MXN TIIE-Banxico every 28 days	7.351% every 28 days	$(49,926)	$(18,957,606)
4,754,000,000	MXN	4/6/22	28-Day MXN TIIE-Banxico every 28 days	7.330% every 28 days	(107,833)	(16,043,090)
27,390,000		11/15/43	2.950% semi-annually	3-month LIBOR quarterly	(335,824)	1,101,891
34,993,500	EUR	8/23/47	1.498% annually	6-month EURIBOR-Reuters semi-annually	33,010	(2,093,333)

Total					$(460,573)	$(35,992,138)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Market CDX.NA.HY.29 Index	$15,810,000	12/20/22	5.000 % quarterly	$1,041,310	$(1,005,352)	$(35,958)
Markit CDX.NA.IG.30 Index	331,000,000	6/20/23	1.000% quarterly	5,092,766	5,874,152	(781,386)

Total	$346,810,000			$6,134,076	$4,868,800	$(817,344)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Market CDX.NA.HY.30 Index	$86,360,000	6/20/23	5.000% quarterly	$5,369,519	$(5,864,104)	$494,584

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

EUR	— Euro
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Senior Loans	—	$403,164,920	—	$403,164,920
Collateralized Mortgage Obligations	—	346,456,076	—	346,456,076
Sovereign Bonds	—	331,212,264	—	331,212,264
Corporate Bonds & Notes	—	241,061,288	—	241,061,288
Asset-Backed Securities	—	115,265,577	—	115,265,577
U.S. Government & Agency Obligations	—	52,765,363	—	52,765,363
Purchased Options:
Exchange-Traded Purchased Options	$392,349	116,905	—	509,254
OTC Purchased Options	—	7,768,875	—	7,768,875
Preferred Stocks:
Financials	861,395	—	—	861,395
Industrials	—	—	$12,285	12,285
Common Stocks:	—	—	11,951	11,951

Total Long-Term Investments	1,253,744	1,497,811,268	24,236	1,499,089,248

Short-Term Investments†:
U.S. Government & Agency Obligations	—	39,975,880	—	39,975,880
Overnight Deposits	—	130,300,483	—	130,300,483
Total Short-Term Investments	—	170,276,363	—	170,276,363

Total Investments	$1,253,744	$1,668,087,631	$24,236	$1,669,365,611

Other Financial Instruments:
Futures Contracts	34,677,792	—	—	34,677,792
Forward Foreign Currency Contracts	—	16,032,043	—	16,032,043

Total Other Financial Instruments	$34,677,792	$16,032,043	—	$50,709,835

Total	$35,931,536	$1,684,119,674	$24,236	$1,720,075,446

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$6,283,321	—	—	$6,283,321
Written Options	—	$949,360	—	949,360
Forward Foreign Currency Contracts	—	41,147,183	—	41,147,183
Centrally Cleared Interest Rate Swaps	—	35,992,138	—	35,992,138
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	494,584	—	494,584
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	817,344	—	817,344

Total	$6,283,321	$78,411,441	—	$84,694,762

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 27, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 27, 2018